Pay vs Performance Disclosure number in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for NEOs ($)(2)	Average Compensation Actually Paid to NEOs ($)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions) ($)	Income from Operations (in millions of constant dollars) ($)(4)(5)(6)

Year					Total Stockholder Return ($)(3)	Peer Group Total Stockholder Return ($)(3)

(A)	(B)	(C)	(D)	(E)	(F)	(G)	(H)	(I)
2025	13,137,927	13,137,927	4,286,824	4,286,824	120	180	1,997	3,942
2024	13,747,133	13,747,133	4,006,367	4,006,367	102	150	1,911	4,765
2023	9,591,176	9,591,176	2,456,070	2,456,070	94	116	987	3,116
2022	8,270,567	8,270,567	2,521,291	2,521,291	51	81	482	1,126
2021	16,680,787	16,680,787	4,192,154	4,192,154	80	121	83	529

Company Selected Measure Name	Income from operations
Named Executive Officers, Footnote	Mr. Galperin served as our PEO for the full year for each of 2025, 2024, 2023, 2022 and 2021. For 2025 and 2024, our NEOs included Messrs. de los Santos, Giménez, Rabinovich and Szarfsztejn. For 2023, our NEOs included Messrs. de los Santos, Arnt, Giménez, Rabinovich and de la Serna. For 2022, our NEOs included Messrs. Arnt, Giménez, Rabinovich and de la Serna. For 2021, our NEOs included Messrs. Arnt, Giménez, Rabinovich and Passos Tolda.
Peer Group Issuers, Footnote	The peer group total stockholder return set forth in this table utilizes the Nasdaq Composite Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2025. The comparison assumes $100 was invested in (a) for total stockholder return, the Company, and (b) for peer group total stockholder return, the Nasdaq Composite Index, in each case, (i) for 2021, over the one-year period from market close on December 31, 2020 through December 31, 2021, (ii) for 2022, over the two-year period from market close December 31, 2020 through December 31, 2022, (iii) for 2023, over the three-year period from market close December 31, 2020 through December 31, 2023, (iv) for 2024, over the four-year period from market close December 31, 2020 through December 31, 2024, (v) for 2025, over the five-year period from market close December 31, 2020 through December 31, 2025. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 13,137,927	$ 13,747,133	$ 9,591,176	$ 8,270,567	$ 16,680,787
PEO Actually Paid Compensation Amount	13,137,927	13,747,133	9,591,176	8,270,567	16,680,787
Non-PEO NEO Average Total Compensation Amount	4,286,824	4,006,367	2,456,070	2,521,291	4,192,154
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,286,824	4,006,367	2,456,070	2,521,291	4,192,154
Compensation Actually Paid vs. Total Shareholder Return
DESCRIPTION OF RELATIONSHIP BETWEEN PEO AND NEOs COMPENSATION ACTUALLY PAID AND COMPANY TOTAL STOCKHOLDER RETURN (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our NEOs, and the Company’s cumulative TSR for the covered periods:

Compensation Actually Paid vs. Net Income
DESCRIPTION OF RELATIONSHIP BETWEEN PEO AND NEOs COMPENSATION ACTUALLY PAID AND NET INCOME:
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our NEOs, and our Net Income for the covered periods:

Compensation Actually Paid vs. Company Selected Measure
DESCRIPTION OF RELATIONSHIP BETWEEN PEO AND NEOs COMPENSATION ACTUALLY PAID AND INCOME FROM OPERATIONS (IN CONSTANT DOLLARS)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our NEOs, and our Income from operations (in constant dollars) for the covered periods:
Income from operations (in constant dollars) is a non-GAAP metric. For information on how we compute this non-GAAP financial measure and a reconciliation to the most directly comparable financial measure prepared in accordance with GAAP, please refer to “Appendix: Reconciliation of Non-GAAP Financial Measure” in this proxy statement.
Total Shareholder Return Vs Peer Group	DESCRIPTION OF RELATIONSHIP BETWEEN COMPANY TSR AND PEER GROUP TSR The following chart compares our cumulative TSR over the covered periods to that of the Nasdaq Composite Index over the same period:
Tabular List, Table	60-day average TSR ■Income from operations (in millions of constant dollars) ■Net revenues and financial income (in millions of constant dollars)
Total Shareholder Return Amount	$ 120	102	94	51	80
Peer Group Total Shareholder Return Amount	180	150	116	81	121
Net Income (Loss)	$ 1,997,000,000	$ 1,911,000,000	$ 987,000,000	$ 482,000,000	$ 83,000,000
Company Selected Measure Amount	3,942	4,765	3,116	1,126	529
PEO Name	Mr. Galperin
Additional 402(v) Disclosure	The Company decided to reclassify and present certain financial results related to Mercado Pago’s activities from “Other income (expenses)” to “Net services revenues and financial income” and “Cost of net revenues and financial expenses” in the Statement of Income. Therefore, 2023 and 2022 balances have been recast for consistency with the current presentation. For further information, please refer to Note 2 – Summary of significant accounting policies – Change in the presentation of certain financial results and reclassification of prior year’s results, included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024.
Measure:: 1
Pay vs Performance Disclosure
Name	60-day average TSR
Non-GAAP Measure Description	For 2021, 2022, 2023, 2024 and 2025, the most important metric in determining compensation actually paid to our named executive officers was our 60-day average TSR, as the amounts of the variable payments made under our LTRPs fluctuate based on the quotient of the average closing price of our common stock on the NASDAQ during the final 60 trading days of the fiscal year preceding the fiscal year in which the applicable payment date occurs over the average closing price of our common stock on the NASDAQ during the final 60 trading days of the fiscal year immediately preceding the fiscal year in which the applicable LTRP award was granted. Because the majority of our named executive officers’ compensation is paid through our LTRPs, our executives’ compensation actually paid is closely aligned with the returns of our stockholders. However, because TSR is already reported in the table, we have identified our Company-selected measure as income from operations.
Measure:: 2
Pay vs Performance Disclosure
Name	Income from operations (in millions of constant dollars)
Non-GAAP Measure Description	The Company-selected measure is Income from operations. For each applicable year, Income from operations is defined as our income from operations for that year. This metric is measured in constant dollars. For information on how we compute this non-GAAP financial measure and a reconciliation to the most directly comparable financial measure prepared in accordance with GAAP, please refer to “Appendix: Reconciliation of Non- GAAP Financial Measure” in this proxy statement.
Measure:: 3
Pay vs Performance Disclosure
Name	Net revenues and financial income (in millions of constant dollars)